Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting principles generally accepted in the U.S. define fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. As the basis for evaluating such inputs, a three-tier value hierarchy prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2: Observable inputs other than quoted prices that are directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs that reflect management’s own assumptions.

The fair values estimated and derived from each fair value calculation may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Mutual funds and Company common stock: The fair value is determined on the basis of quoted prices in an active market. Shares of mutual funds are valued at the NAV of shares held by the Plan on the last business day of the Plan year where the price of the fund is quoted in an active market. Accordingly, these investments have been classified as Level 1.

Common/collective trust funds: The investments underlying the common/collective trust fund investments generally include shares of common stock and fixed income investments whose values are determined on the basis of quoted prices in an active market. The Plan’s common/collective trust fund investments are valued based on NAV per share or unit as a practical expedient as reported by the fund manager, multiplied by the number of shares or units held as of the measurement date. Accordingly, these NAV-based investments have been excluded from the fair value hierarchy.
Self-directed brokerage accounts: The accounts are comprised of common stock investments, mutual fund investments, investments in a short-term interest fund and other investments. The fair values of the mutual fund, common stock and electronically traded fund investments are determined on the basis of quoted prices in an active market. Accordingly, these investments have been classified as Level 1.

The following tables present the Plan’s investments which are measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurement Level 1	NAV-based Assets (1)	Total
Company common stock	$4,707,943	$—	$4,707,943
Mutual funds	34,302,460	—	34,302,460
Common/collective trust funds	—	1,812,617,198	1,812,617,198
Self-directed brokerage accounts	63,071,521	—	63,071,521
Total investments measured at fair value	$102,081,924	$1,812,617,198	$1,914,699,122

	December 31, 2024
	Fair Value Measurement Level 1	NAV-based Assets (1)	Total
Company common stock	$10,789,426	$—	$10,789,426
Mutual funds	37,728,477	—	37,728,477
Common/collective trust funds	—	1,644,394,527	1,644,394,527
Self-directed brokerage accounts	52,442,313	—	52,442,313
Total investments measured at fair value	$100,960,216	$1,644,394,527	$1,745,354,743

(1)The NAV-based assets are generally redeemable on a daily basis with a one day notice with no restrictions and there are no unfunded commitments.